Components of Net Periodic Pension Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service credit	$ (961)	$ (1,046)	$ (486)
Recognized net actuarial losses	12,973	12,196	14,618
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	3,330
Interest cost	31,139	31,513	32,672
Expected return on plan assets	(43,361)	(30,862)	(25,543)
Amortization of prior service credit	0	0	44
Recognized net actuarial losses	11,314	8,745	13,794
Net periodic benefit (credit) cost	(908)	9,396	24,297
Settlement loss	0	4,229	0
Termination benefit cost	15,559	0	0
Curtailment loss (gain)	0	0	820
Total net periodic pension (benefit) cost	14,651	13,625	25,117
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	0	0	340
Interest cost	1,581	1,537	1,616
Expected return on plan assets	(1,803)	(1,614)	(1,239)
Amortization of prior service credit	0	0	(9)
Recognized net actuarial losses	591	397	869
Net periodic benefit (credit) cost	369	320	1,577
Settlement loss	0	0	0
Termination benefit cost	0	0	0
Curtailment loss (gain)	0	0	(340)
Total net periodic pension (benefit) cost	$ 369	$ 320	$ 1,237